Income Taxes - Income before Income Taxes and Equity in Net Income (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Income before income taxes and equity in income of an affiliated company:
Income before income taxes and equity in income of an affiliated company, Japan	¥ 18,385	¥ 31,066	¥ 8,756
Income before income taxes and equity in income of an affiliated company, Foreign	3,530	8,960	10,326
INCOME BEFORE INCOME TAXES AND EQUITY IN NET INCOME OF AFFILIATED COMPANY	21,915	40,026	19,082
Income taxes-Current:
Income taxes-Current, Japan	8,736	12,538	5,413
Income taxes-Current, Foreign	363	1,579	1,906
Income taxes-Current, Total	9,099	14,117	7,319
Income taxes-Deferred:
Income taxes-Deferred, Japan	21	2,574	(1,557)
Income taxes-Deferred, Foreign	(647)	250	639
Income taxes-Deferred, Total	¥ (626)	¥ 2,824	¥ (918)